Document and Entity Information	Nov. 21, 2021
Cover [Abstract]
Entity Registrant Name	VONAGE HOLDINGS CORP
Amendment Flag	false
Entity Central Index Key	0001272830
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 21, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-32887
Entity Tax Identification Number	11-3547680
Entity Address, Address Line One	23 Main Street
Entity Address, City or Town	Holmdel
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07733
City Area Code	(732)
Local Phone Number	528-2600
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	VG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false